Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Share-Based Compensation

There has been no material change in the assumptions used to compute the fair value of our equity awards, nor in the method used to account for share-based compensation from those stated in our 2018 Annual Report.

The following table presents share-based compensation expense included in our condensed consolidated statements of comprehensive loss for the three and six months ended June 30, 2019 and 2018, respectively (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
Research and development expenses	$-	$50	$5	$115
Selling, general and administrative expenses	48	298	110	596
Total share-based compensation expense	$48	$348	$115	$711

12. SHARE-BASED COMPENSATION

The following table presents share-based compensation expense included in our consolidated statements of comprehensive loss for the years ended December 31, 2018 and 2017, respectively (in thousands):

	2018	2017
Research and development expense	$169	$564
Selling, general, and administrative expense	831	1,600
Restructuring expense	50	-
Total share-based compensation expense	$1,050	$2,164

We did not capitalize any expense related to share-based payments.  As of December 31, 2018, there was $0.2 million of total unrecognized compensation cost related to all non-vested share-based compensation awards.  That cost is expected to be recognized over a weighted-average period of approximately one year.

Stock Incentive Plans

2011 Long-Term Incentive Equity Plan

We adopted a long-term incentive equity plan in September 2011 that, as amended in 2014, 2016 and 2017, provided for the grant of stock-based awards to employees, officers, directors and consultants, not to exceed 3.0 million shares of common stock (the “2011 Plan”).  The 2011 Plan provides for benefits in the form of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock awards, and other stock based awards.  Forfeited and expired options under the 2011 Plan become available for reissuance.  The plan provides that no participant may be granted awards in excess of 150,000 shares in any calendar year.  At December 31, 2018, 296,952 shares of common stock were available for future grants under the 2011 Plan.

2008 Equity Incentive Plan

We adopted an equity incentive plan in August 2008 (the “2008 Plan”).  The 2008 Plan provides for the grant of stock-based awards to employees (excluding named executives), directors and consultants, not to exceed 50,000 shares of common stock.  The 2008 Plan provides for benefits in the form of incentive stock options, nonqualified stock options, stock appreciation rights, restricted stock awards, and other stock based awards.  Forfeited and expired options under the 2008 Plan become available for reissuance.  The plan provides that no participant may be granted awards in excess of 5,000 shares in any calendar year.  At December 31, 2018, 19,673 shares of common stock were available for future grants under the 2008 Plan.

2000 Performance Equity Plan

We adopted a performance equity plan in July 2000 (the “2000 Plan”). The 2000 Plan provided for the grant of options and other stock awards to employees, directors and consultants, not to exceed 500,000 shares of common stock.  The 2000 Plan provided for benefits in the form of incentive and nonqualified stock options, stock appreciation rights, restricted stock awards, stock bonuses and various stock benefits or cash.  No additional awards may be granted under this plan.

Restricted Stock Awards

RSAs are issued as executive and employee incentive compensation and as payment for services to others.  The value of the award is based on the closing price of our common stock on the date of grant.  RSAs are generally immediately vested.

Restricted Stock Units

RSUs are issued as incentive compensation to executives, employees, and non-employee directors as well as payment for services to third parties.  Each RSU represents a right to one share of our common stock, upon vesting.  The RSUs are not entitled to voting rights or dividends, if any, until vested.  RSUs generally vest over a one to three year period for employee awards, a one year period for non-employee director awards and the life of the related service contract for third-party awards.  The fair value of RSUs is generally based on the closing price of our common stock on the date of grant and is amortized to share-based compensation expense over the estimated life of the award, generally the vesting period.  In the case of RSUs issued to third parties, the fair value is recognized based on the closing price of our common stock on each vesting date.

RSAs and RSUs

The following table presents a summary of RSA and RSU activity under the 2000, 2008, and 2011 Plans (collectively, the “Stock Plans”) as of December 31, 2018 (shares in thousands):

	Non-vested Shares
	Shares	Weighted-Average Grant Date Fair Value
Non-vested at beginning of year	521	$1.98
Granted	221	0.37
Vested	(629)	1.42
Forfeited	(99)	1.94
Non-vested at end of year	14	$1.98

The total fair value of RSAs and RSUs vested under the Stock Plans for the year ended December 31, 2018 is $0.3 million.

Stock Options

Stock options are issued as incentive compensation to executives, employees, non-employee directors, and third parties.  Stock options are generally granted with exercise prices at or above fair market value of the underlying shares at the date of grant.  The fair value of options granted is estimated using the Black-Scholes option pricing model.  Generally, fair value is determined as of the grant date.  In the case of option grants to third parties, the fair value is estimated at each interim reporting date until vested.  Options for employees, including executives and non-employee directors, are generally granted under the Stock Plans.

The following table presents a summary of option activity under the Stock Plans for the year ended December 31, 2018 (shares in thousands):

	Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term		Aggregate Intrinsic Value ($)
Outstanding at beginning of year	1,007	$10.82
Granted	507	0.60
Exercised	-	-
Forfeited	(42)	1.59
Expired	(244)	9.96
Outstanding at end of year	1,228	7.09	4.66	years	$-
Vested and expected to vest at end of year	849	$9.98	3.73	years	$-

The weighted average per share fair value of option shares granted during the years ended December 31, 2018 and 2017 was $0.46 and $1.52, respectively.  The total fair value of option shares vested was $0.5 million and $0.2 million for the years ended December 31, 2018 and 2017, respectively.

The fair value of option grants under the Stock Plans for the years ended December 31, 2018 and 2017, respectively, was estimated using the Black-Scholes option-pricing model with the following assumptions:

	Year ended December 31,
	2018	2017
Expected option term [1]	5 to 6 years	4 to 6 years
Expected volatility factor [2]	68.8% to 93.6%	98.0% to 100.8%
Risk-free interest rate [3]	2.6% to 3.0%	1.7% to 2.2%
Expected annual dividend yield	0%	0%

[1] The expected term was generally determined based on historical activity for grants with similar terms and for similar groups of employees and represents the period of time that options are expected to be outstanding.  For employee options, groups of employees with similar historical exercise behavior are considered separately for valuation purposes.  For consultants, the expected term was determined based on the contractual life of the award.

[2] The stock volatility for each grant is measured using the weighted average of historical daily price changes of our common stock over the most recent period equal to the expected option life of the grant.

[3] The risk-free interest rate for periods equal to the expected term of the share option is based on the U.S. Treasury yield curve in effect at the measurement date.

Options by Price Range

The options outstanding at December 31, 2018 under all plans have exercise price ranges, weighted average contractual lives, and weighted average exercise prices are as follows (weighted average lives in years and shares in thousands):

	Options Outstanding			Options Vested
Range of Exercise Prices	Number Outstanding at December 31, 2018	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contractual Life	Number Exercisable at December 31, 2018	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contractual Life
$0.60 - $1.23	502	$0.60	6.71	127	$0.61	6.65
$1.80 - $13.20	459	2.43	4.65	455	2.43	4.64
$13.80 - $22.60	28	14.05	2.48	28	14.05	2.48
$23.80 - $38.80	230	28.25	0.55	230	28.25	0.55
$45.10 - $45.10	9	45.10	1.96	9	45.10	1.96
	1,228	$7.09	4.66	849	$9.98	3.73

Upon exercise of options under all plans, we issue new shares of our common stock.   For shares issued upon exercise of equity awards granted under the Stock Plans, the shares of common stock are registered.  For shares issued upon exercise of non-plan awards, the shares are not registered unless they have been subsequently registered by us on a registration statement.  We had no option exercises for the years ended December 31, 2018 or 2017.